UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the month ended: 09/30/1999

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay Inc.
 Address:  200 Park Avenue
           56th Floor
           New York, NY 10016

 13F File Number:  28-2989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statments, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 William O'Donnell    New York, New York    11/03/1999

 Report Type (Check only one.):

 [ X]        13F HOLDINGS REPORT.

 [  ]        13F NOTICE.

 [  ]        13F COMBINATION REPORT.


 List of Other Managers Reporting for this Manager:


 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
 ACT OF 1934.

 FORM 13F SUMMARY PAGE

 Number of Other Included Managers:         0

 Form 13F Information Table Entry Total:   46

 Form 13F Information Table Value Total:   334368

 List of Other Managers:

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- -------- -------- -------
 Abbott Laboratories           COM               002824100      8823   240500 SH       SOLE                 240500        0      0
 Adobe Systems                 COM               00724F101     16991   149700 SH       SOLE                 149700        0      0
 AGCO                          COM               001084102      2675   205800 SH       SOLE                 205800        0      0
 Archer-Daniels Midland        COM               039483102      5548   457572 SH       SOLE                 457572        0      0
 Avnet                         COM               053807103      6128   145900 SH       SOLE                 145900        0      0
 Becton Dickinson              COM               075887109      9755   347600 SH       SOLE                 347600        0      0
 Texaco                        COM               881694103     12549   198800 SH       SOLE                 198800        0      0
 FDX Corp.                     COM               31304N107     11519   296300 SH       SOLE                 296300        0      0
 CSX                           COM               126408103      8897   209950 SH       SOLE                 209950        0      0
 Chase Manhattan Corp.         COM               16161A108     15150   201000 SH       SOLE                 201000        0      0
 Dayton Hudson                 COM               239753106     18127   301800 SH       SOLE                 301800        0      0
 Bank One                      COM               06423A103      8602   247100 SH       SOLE                 247100        0      0
 Eastman Kodak                 COM               277461109     10277   135900 SH       SOLE                 135900        0      0
 Federal National Mortgage     COM               313586109     22530   359400 SH       SOLE                 359400        0      0
 Ford Motor                    COM               345370100     14733   293200 SH       SOLE                 293200        0      0
 General Electric              COM               369604103     14150   119350 SH       SOLE                 119350        0      0
 Hewlett-Packard               COM               428236103     14910   164300 SH       SOLE                 164300        0      0
 Hilton Hotels                 COM               432848109      3731   377800 SH       SOLE                 377800        0      0
 Home Depot                    COM               437076102      7693   112100 SH       SOLE                 112100        0      0
 Intel Corporation             COM               458140100     21469   288900 SH       SOLE                 288900        0      0
 Johnson & Johnson             COM               478160104      8342    90800 SH       SOLE                  90800        0      0
 Hartford Financial Services   COM               416515104      5706   139600 SH       SOLE                 139600        0      0
 Network Associates            COM               640938106      2165   113200 SH       SOLE                 113200        0      0
 Micron Technology             COM               595112103     10687   160700 SH       SOLE                 160700        0      0
 Morgan J.P.                   COM               616880100      4513    39500 SH       SOLE                  39500        0      0
 Tenet Healthcare              COM               88033G100      4810   273900 SH       SOLE                 273900        0      0
 Office Depot                  COM               676220106      2248   214100 SH       SOLE                 214100        0      0
 Pall Corporation              COM               696429307      4222   182100 SH       SOLE                 182100        0      0
 MCI Worldcom                  COM               55268B106      5153    71700 SH       SOLE                  71700        0      0
 Reynolds Metals               COM               761763101      7314   121150 SH       SOLE                 121150        0      0
 Safeco                        COM               786429100      4477   159900 SH       SOLE                 159900        0      0
 St. Paul Companies            COM               79286010       6020   218900 SH       SOLE                 218900        0      0
 Tenneco                       COM               88037E101      3900   229400 SH       SOLE                 229400        0      0
 USX Marathon                  COM               902905827      6564   224400 SH       SOLE                 224400        0      0
 Unocal                        COM               915289102      6820   184000 SH       SOLE                 184000        0      0
 Union Pacific Resources       COM               907834105      2233   137400 SH       SOLE                 137400        0      0
 Warner Lambert                COM               934488107     13467   202900 SH       SOLE                 202900        0      0